STOCKHOLDERS' EQUITY (Details - Warrants) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Warrants outstanding, beginning balance	0	0	0
Outstanding, Weighted Average Exercise Price		$ 0	$ 0
Warrants issued	2,868,397	2,868,397
Issued, Weighted Average Exercise Price	$ 0.00084	$ 0.00084
Weighted Average Remaining Contractual Life, Issued	2 years 2 months 12 days	3 years 2 months 12 days	2 years 4 months 24 days	3 years 4 months 24 days
Warrants exercised	0	0
Exercised, Weighted Average Exercise Price	$ 0	$ 0
Warrants expired/forfeited	0	0
Expired/Forfeited, Weighted Average Exercise Price	$ 0	$ 0
Warrants outstanding, ending balance	2,868,397	2,868,397	0	0
Outstanding Weighted Average Exercise Price	$ 0.00084	$ 0.00084		$ 0
Outstanding, Weighted Average Exercise Price	$ 0